Note 8 - Summary of Stock Options - Summary of Option Activity Under All Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options outstanding, beginning of period (in shares)	1,022,195	286,501	45,427
Options outstanding, beginning of period (in dollars per share)	$ 6.47	$ 8.16	$ 9.92
Options outstanding, beginning of period	9 years 87 days	9 years 135 days	9 years 116 days	8 years 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	129,267	753,880	237,687
Options granted (in dollars per share)	$ 6.35	$ 5.80	$ 4.80
Options exercised (in shares)	(1,314)		20
Options exercised (in dollars per share)	$ 4.80		$ 0.96
Options canceled (in shares)	(18,380)	(18,186)	(5,123)
Options canceled (in dollars per share)	$ 8.55	$ 5.10	$ 14.64
Options outstanding, end of period (in shares)	1,131,768	1,022,195	286,501	45,427
Options outstanding, end of period (in dollars per share)	$ 6.42	$ 6.47	$ 8.16	$ 9.92
Options outstanding, end of period	$ 414,727	$ 1,194,180
Vested and exercisable and expected to vest, end of period, Number Of Shares (in shares)	1,035,338	927,286	262,490
Vested and exercisable and expected to vest, end of period, Weighted Average Exercise Price (in dollars per share)	$ 6.48	$ 6.54	$ 8.47
Vested and exercisable and expected to vest, end of period, Weighted Average Remaining Contractual Term	9 years 80 days	9 years 120 days	9 years 36 days
Vested and exercisable and expected to vest, end of period, Aggregate Intrinsic Value	$ 392,137	$ 1,094,069
Vested and exercisable, end of period, Number Of Shares (in shares)	179,832	121,886	65,020
Vested and exercisable, end of period, Weighted Average Exercise Price (in dollars per share)	$ 9.86	$ 12.63	$ 19.61
Vested and exercisable, end of period, Weighted Average Remaining Contractual Term	7 years 328 days	7 years 73 days	7 years 47 days
Vested and exercisable, end of period, Aggregate Intrinsic Value	$ 125,415	$ 143,458